GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 according to the Company's reporting units are as follows:

	IT professional services	Software services	Total

As of January 1, 2010	$5,089	$11,646	$16,735

Investments in subsidiaries	7,339		7,339
Foreign currency translation adjustments	-	550	550

As of December 31, 2010	12,428	12,196	24,624

Business combination	-	14,245	14,245
Adjustments due to purchase price allocation	(520)	-	(520)
Foreign currency translation adjustments	-	185	185

As of December 31, 2011	$11,908	$26,626	$38,534

The Company determined the fair value of each reporting unit using the income approach. The material assumptions used for the income approach for 2010 and 2011 were four years of projected net cash flows, a discount rate of 14%-15% and a long-term growth rate of 3.0%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.